4. Oil and Gas Properties (Tables)	6 Months Ended
May. 31, 2015
Extractive Industries [Abstract]
Oil and gas properties
	May 31,	November 30,
	2015	2014
Oil and gas properties:
Beaver County, Utah Prospect	$30,000	$30,000
Iron County, Utah Prospect	864,628	659,331
Total oil and gas properties	894,628	689,331
Less impairment	(30,000)	(30,000)
Oil and gas properties, net	$864,628	$659,331